Form N-1A Supplement	Jul. 02, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the
Prospectus dated March 30, 2026
and each Summary Prospectus
dated March 30, 2026

Effective immediately, the second paragraph of the section entitled “Principal Investment Strategies” in each Fund’s summary section of the Prospectus and in each Fund’s Summary Prospectus, is amended and restated in its entirety to read as follows: